Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 2,204,346		¥ 2,200,841	¥ 1,982,505
Less: sales tax and surcharges	(555)		(6,939)	(8,520)
Total net revenues	2,203,791	$ 337,746	2,193,902	1,973,985
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	2,173,075		2,177,360	1,975,544
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,904,957		2,021,990	1,814,178
Professional Certification Preparation and Professional Skills Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	268,118		155,370	161,366
Commissions
Disaggregation Of Revenue [Line Items]
Total revenues	19,985		15,381	6,374
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 11,286		¥ 8,100	¥ 587